OTHER CURRENT ASSETS - SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Trade receivables	$ 25,423	$ 9,122
Other receivables	2,150	2,174
Deferred tax asset	2,070	3,085
Prepaid expenses	1,863	2,257
Prepaid expenses and other current assets	$ 31,506	$ 16,638